Interests in Other Entities - Additional Information - Parent (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Perpetual Capital Securities issued	£ 500
Santander UK Group Holdings plc [member]
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Santander UK Group Holdings plc [member] | 500m Fixed Rate Perpetual AT One Capital Securities [member]
Disclosure of subsidiaries [line items]
Perpetual Capital Securities issued	£ 500
Distribution rate	6.75%
Increase in distribution rate in every five year	5.792%
Aggregate distribution rate	7.00%
Date of acquisition	Apr. 10, 2017
Santander UK Group Holdings plc [member] | 750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of subsidiaries [line items]
Perpetual Capital Securities issued	£ 750
Distribution rate	7.375%
Increase in distribution rate in every five year	5.543%
Aggregate distribution rate	7.00%
Date of acquisition	Jun. 10, 2015
Santander UK Group Holdings plc [member] | 300m Perpetual Capital Securities [member]
Disclosure of subsidiaries [line items]
Perpetual Capital Securities issued	£ 300
Distribution rate	7.60%
Increase in distribution rate in every five year	6.066%
Aggregate distribution rate	7.00%
Date of acquisition	Dec. 02, 2014
Santander UK Group Holdings plc [member] | 500m Perpetual Capital Securities [member]
Disclosure of subsidiaries [line items]
Perpetual Capital Securities issued	£ 500
Distribution rate	6.475%
Increase in distribution rate in every five year	4.291%
Aggregate distribution rate	7.00%
Date of acquisition	Jun. 24, 2014